Property and Equipment, Net - Schedule of Property and Equipment (Details)	Jun. 30, 2025 HKD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 HKD ($)
Schedule of Property and Equipment [Line Items]
Property and equipment, Subtotal	$ 2,862,287	$ 364,627	$ 1,542,592
Less: accumulated depreciation	(1,390,275)	(177,107)	(865,498)
Total	1,472,012	187,520	677,094
Leasehold improvements [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, Subtotal	36,000	4,586	36,000
Computer equipment [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, Subtotal	1,605,813	204,565	289,958
Furniture and fixtures [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, Subtotal	31,936	4,068	28,096
Motor Vehicles [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, Subtotal	$ 1,188,538	$ 151,408	$ 1,188,538